PROPERTY AND EQUIPMENT NET	6 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT NET
NOTE 7 - PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)
Transportation vehicles	$235,424	$232,957
Electronic equipment	96,589	94,335
Office equipment and furniture	9,444	8,128
Subtotal	341,457	335,420
Less: accumulated depreciation	(299,707)	(286,272)
Property and equipment, net	$41,750	$49,148

Depreciation expense was $10,810 and $12,234 for the six months ended June 30, 2021 and 2020, respectively.